Loss Per Share - Schedule of Loss Per Share (Details) - € / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Loss Per Share [Abstract]
Basic (loss)/ earnings per ordinary share	€ (0.75)	€ (2.12)	€ (2.05)
Diluted (loss)/ earnings per ordinary share	€ (0.75)	€ (2.12)	€ (2.05)
Basic	18,475,872	14,649,082
Diluted	18,475,872	14,649,082